Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Huntington Ingalls Industries Inc.	24	$6,021
L3Harris Technologies Inc.	130	25,723
TransDigm Group Inc.	29	16,240

		47,984

Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	80	6,256

Airlines — 0.4%
Alaska Air Group Inc.	71	4,810
Southwest Airlines Co.	286	15,439

		20,249

Automobiles — 0.1%
Thor Industries Inc.	32	2,377

Banks — 12.0%
Associated Banc-Corp.	88	1,940
Bank of America Corp.	4,403	155,074
Bank of Hawaii Corp.	23	2,189
Bank OZK	66	2,013
BankUnited Inc.	53	1,938
BOK Financial Corp.	18	1,573
CIT Group Inc.	51	2,327
Citizens Financial Group Inc.	242	9,828
Comerica Inc.	80	5,740
Commerce Bancshares Inc.	58	3,941
Cullen/Frost Bankers Inc.	30	2,933
East West Bancorp. Inc.	78	3,799
Fifth Third Bancorp.	397	12,204
First Citizens BancShares Inc./NC, Class A	4	2,129
First Hawaiian Inc.	72	2,077
First Horizon National Corp.	155	2,567
First Republic Bank/CA	90	10,570
FNB Corp.	185	2,350
Huntington Bancshares Inc./OH	564	8,505
KeyCorp	543	10,990
M&T Bank Corp.	72	12,222
PacWest Bancorp.	59	2,258
People’s United Financial Inc.	239	4,039
Pinnacle Financial Partners Inc.	37	2,368
PNC Financial Services Group Inc. (The)	240	38,311
Prosperity Bancshares Inc.	50	3,594
Regions Financial Corp.	540	9,266
Signature Bank/New York NY	30	4,098
Sterling Bancorp./DE	101	2,129
SVB Financial Group(a)	28	7,029
Synovus Financial Corp.	80	3,136
TCF Financial Corp.	83	3,884
Texas Capital Bancshares Inc.(a)	27	1,533
Truist Financial Corp.	720	40,550
U.S. Bancorp.	770	45,653
Umpqua Holdings Corp.	105	1,859
Webster Financial Corp.	49	2,615
Wells Fargo & Co.	2,062	110,936
Western Alliance Bancorp.	48	2,736
Wintrust Financial Corp.	32	2,269
Zions Bancorp. N.A.	95	4,932

		550,104

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	94	$17,837

Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)	30	1,432
Alnylam Pharmaceuticals Inc.(a)	63	7,256
Bluebird Bio Inc.(a)	31	2,720
Exact Sciences Corp.(a)	78	7,213
Incyte Corp.(a)	105	9,169
Ionis Pharmaceuticals Inc.(a)	74	4,470
Moderna Inc.(a)	111	2,171
Neurocrine Biosciences Inc.(a)	54	5,804
Regeneron Pharmaceuticals Inc.(a)	48	18,023
Sage Therapeutics Inc.(a)	30	2,166
Sarepta Therapeutics Inc.(a)	41	5,291
Seattle Genetics Inc.(a)	68	7,770
United Therapeutics Corp.(a)	24	2,114

		75,599

Building Products — 0.1%
Armstrong World Industries Inc.	29	2,725

Capital Markets — 2.8%
Ameriprise Financial Inc.	71	11,827
Cboe Global Markets Inc.	60	7,200
Charles Schwab Corp. (The)	630	29,963
CME Group Inc.	191	38,337
E*TRADE Financial Corp.	125	5,671
Eaton Vance Corp., NVS	62	2,895
LPL Financial Holdings Inc.	44	4,059
Raymond James Financial Inc.	68	6,083
T Rowe Price Group Inc.	125	15,230
TD Ameritrade Holding Corp.	148	7,356

		128,621

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	22	2,336

Commercial Services & Supplies — 1.3%
ADT Inc.	81	642
Cintas Corp.	49	13,185
IAA Inc.(a)	78	3,671
KAR Auction Services Inc.	72	1,569
Republic Services Inc.	126	11,293
Rollins Inc.	84	2,786
Waste Management Inc.	250	28,490

		61,636

Communications Equipment — 0.0%
EchoStar Corp., Class A(a)	26	1,126

Construction Materials — 0.5%
Eagle Materials Inc.	24	2,176
Martin Marietta Materials Inc.	37	10,347
Vulcan Materials Co.	78	11,231

		23,754

Consumer Finance — 1.5%
Ally Financial Inc.	212	6,479
Capital One Financial Corp.	251	25,830
Credit Acceptance Corp.(a)	5	2,212
Discover Financial Services	172	14,589
Navient Corp.	101	1,382
OneMain Holdings Inc.	33	1,391
Santander Consumer USA Holdings Inc.	52	1,215

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
SLM Corp.	209	$1,862
Synchrony Financial	359	12,927

		67,887

Containers & Packaging — 0.3%
Packaging Corp. of America	56	6,272
Westrock Co.	151	6,479

		12,751

Distributors — 0.1%
Pool Corp.	23	4,885

Diversified Consumer Services — 0.3%
frontdoor Inc.(a)	46	2,181
Grand Canyon Education Inc.(a)	28	2,682
H&R Block Inc.	112	2,630
Service Corp. International/U.S.	107	4,925
ServiceMaster Global Holdings Inc.(a)	78	3,016

		15,434

Diversified Financial Services — 3.8%
AXA Equitable Holdings Inc.	225	5,576
Berkshire Hathaway Inc., Class B(a)	716	162,174
Jefferies Financial Group Inc.	132	2,821
Voya Financial Inc.	77	4,695

		175,266

Diversified Telecommunication Services — 7.1%
AT&T Inc.	4,300	168,044
CenturyLink Inc.	645	8,520
Verizon Communications Inc.	2,437	149,632

		326,196

Electric Utilities — 7.0%
Alliant Energy Corp.	141	7,716
American Electric Power Co. Inc.	291	27,502
Avangrid Inc.	33	1,688
Duke Energy Corp.	429	39,129
Edison International	207	15,610
Entergy Corp.	118	14,136
Evergy Inc.	140	9,113
Eversource Energy	192	16,334
Exelon Corp.	571	26,032
FirstEnergy Corp.	315	15,309
Hawaiian Electric Industries Inc.	64	2,999
IDACORP Inc.	30	3,204
NextEra Energy Inc.	289	69,984
OGE Energy Corp.	119	5,292
PG&E Corp.(a)	285	3,098
Pinnacle West Capital Corp.	66	5,935
Southern Co. (The)	613	39,048
Xcel Energy Inc.	305	19,365

		321,494

Electrical Equipment — 0.2%
Acuity Brands Inc.	23	3,174
Hubbell Inc.	32	4,730

		7,904

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	86	12,284

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	59	2,680
Patterson-UTI Energy Inc.	108	1,134

		3,814

Security	Shares	Value

Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	14	$613
Madison Square Garden Co. (The), Class A(a)	11	3,236
Roku Inc.(a)	51	6,829

		10,678

Equity Real Estate Investment Trusts (REITs) — 8.3%
Alexandria Real Estate Equities Inc.	60	9,695
American Campus Communities Inc.	76	3,574
American Homes 4 Rent, Class A	142	3,722
Apartment Investment & Management Co., Class A	81	4,184
Apple Hospitality REIT Inc.	116	1,885
AvalonBay Communities Inc.	75	15,727
Boston Properties Inc.	84	11,580
Brandywine Realty Trust	102	1,607
Brixmor Property Group Inc.	160	3,458
Brookfield Property REIT Inc., Class A	40	738
Camden Property Trust	51	5,411
Colony Capital Inc.	237	1,126
Columbia Property Trust Inc.	53	1,108
CoreSite Realty Corp.	21	2,355
Corporate Office Properties Trust	55	1,616
Cousins Properties Inc.	78	3,214
Crown Castle International Corp.	223	31,699
CubeSmart	106	3,337
CyrusOne Inc.	62	4,057
Douglas Emmett Inc.	91	3,995
Duke Realty Corp.	195	6,761
Empire State Realty Trust Inc., Class A	84	1,173
EPR Properties	42	2,967
Equity Commonwealth	69	2,265
Equity LifeStyle Properties Inc.	94	6,617
Equity Residential	198	16,022
Essex Property Trust Inc.	35	10,530
Extra Space Storage Inc.	66	6,971
Federal Realty Investment Trust	40	5,149
Gaming and Leisure Properties Inc.	109	4,692
Healthcare Trust of America Inc., Class A	109	3,301
Healthpeak Properties Inc.	267	9,203
Highwoods Properties Inc.	56	2,739
Host Hotels & Resorts Inc.	396	7,346
Hudson Pacific Properties Inc.	82	3,087
Invitation Homes Inc.	289	8,661
JBG SMITH Properties	61	2,433
Kilroy Realty Corp.	54	4,531
Kimco Realty Corp.	208	4,308
Lamar Advertising Co., Class A	47	4,195
Life Storage Inc.	25	2,707
Macerich Co. (The)	79	2,127
Mid-America Apartment Communities Inc.	62	8,175
National Retail Properties Inc.	88	4,719
Omega Healthcare Investors Inc.	116	4,913
Outfront Media Inc.	79	2,119
Paramount Group Inc.	109	1,517
Park Hotels & Resorts Inc.	131	3,389
Public Storage	80	17,037
Realty Income Corp.	173	12,738
Regency Centers Corp.	90	5,678
Retail Properties of America Inc., Class A	115	1,541
Service Properties Trust	87	2,117
Simon Property Group Inc.	165	24,578
SITE Centers Corp.	69	967

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	45	$4,135
Spirit Realty Capital Inc.	49	2,410
STORE Capital Corp.	114	4,245
Sun Communities Inc.	48	7,205
Taubman Centers Inc.	27	839
UDR Inc.	157	7,332
Ventas Inc.	202	11,663
VEREIT Inc.	571	5,276
VICI Properties Inc.	250	6,387
Vornado Realty Trust	95	6,317
Weingarten Realty Investors	60	1,874

		379,044

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	22	3,498
Kroger Co. (The)	471	13,654
Sprouts Farmers Market Inc.(a)	64	1,238
U.S. Foods Holding Corp.(a)	128	5,362

		23,752

Food Products — 1.0%
Beyond Meat Inc.(a)	28	2,117
Conagra Brands Inc.	286	9,793
Flowers Foods Inc.	115	2,500
Hormel Foods Corp.	159	7,172
JM Smucker Co. (The)	65	6,768
Post Holdings Inc.(a)	37	4,037
Tyson Foods Inc., Class A	169	15,386

		47,773

Gas Utilities — 0.2%
Atmos Energy Corp.	70	7,830
National Fuel Gas Co.	45	2,095

		9,925

Health Care Equipment & Supplies — 0.1%
ABIOMED Inc.(a)	26	4,435

Health Care Providers & Services — 9.1%
AmerisourceBergen Corp.	90	7,652
Anthem Inc.	152	45,909
Cardinal Health Inc.	177	8,953
Centene Corp.(a)	243	15,277
Chemed Corp.	9	3,953
Cigna Corp.(a)	219	44,783
CVS Health Corp.	764	56,758
DaVita Inc.(a)	72	5,402
Encompass Health Corp.	56	3,879
Humana Inc.	80	29,322
MEDNAX Inc.(a)	45	1,250
Molina Healthcare Inc.(a)	36	4,885
Premier Inc., Class A(a)	24	909
Quest Diagnostics Inc.	80	8,543
UnitedHealth Group Inc.	557	163,747
Universal Health Services Inc., Class B	47	6,743
WellCare Health Plans Inc.(a)	29	9,576

		417,541

Health Care Technology — 0.3%
Cerner Corp.	188	13,797

Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Corp.(a)	339	4,610
Chipotle Mexican Grill Inc.(a)	15	12,557

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	18	$1,862
Darden Restaurants Inc.	73	7,958
Domino’s Pizza Inc.	24	7,051
Extended Stay America Inc.	110	1,634
Hilton Grand Vacations Inc.(a)	47	1,616
Planet Fitness Inc., Class A(a)	50	3,734
Six Flags Entertainment Corp.	43	1,940
Wendy’s Co. (The)	112	2,487

		45,449

Household Durables — 0.8%
DR Horton Inc.	201	10,603
Lennar Corp., Class A	167	9,317
Lennar Corp., Class B	9	402
NVR Inc.(a)	2	7,617
PulteGroup Inc.	147	5,704
Toll Brothers Inc.	81	3,200

		36,843

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	150	5,963
Vistra Energy Corp.	251	5,770

		11,733

Insurance — 3.5%
Allstate Corp. (The)	178	20,016
American Financial Group Inc./OH	40	4,386
American National Insurance Co.	5	588
Athene Holding Ltd., Class A(a)	75	3,527
Brighthouse Financial Inc.(a)	60	2,354
Brown & Brown Inc.	127	5,014
Cincinnati Financial Corp.	83	8,727
CNA Financial Corp.	18	807
Erie Indemnity Co., Class A, NVS	14	2,324
Fidelity National Financial Inc.	143	6,485
First American Financial Corp.	59	3,441
Globe Life Inc.	59	6,210
Hanover Insurance Group Inc. (The)	21	2,870
Hartford Financial Services Group Inc. (The)	195	11,850
Kemper Corp.	32	2,480
Lincoln National Corp.	108	6,373
Loews Corp.	142	7,454
Mercury General Corp.	15	731
Old Republic International Corp.	151	3,378
Principal Financial Group Inc.	150	8,250
Progressive Corp. (The)	314	22,730
Travelers Companies Inc. (The)	141	19,310
Unum Group	103	3,003
White Mountains Insurance Group Ltd.	1	1,116
WR Berkley Corp.	78	5,390

		158,814

Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	31	1,418
Zillow Group Inc., Class C, NVS(a)	67	3,078

		4,496

Internet & Direct Marketing Retail — 0.1%
Grubhub Inc.(a)	49	2,383
Wayfair Inc., Class A(a)	37	3,344

		5,727

IT Services — 2.3%
Black Knight Inc.(a)	85	5,481

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	82	$5,833
Broadridge Financial Solutions Inc.	68	8,401
CACI International Inc., Class A(a)	15	3,750
CoreLogic Inc.(a)	45	1,967
Fiserv Inc.(a)	332	38,389
Jack Henry & Associates Inc.	45	6,555
Leidos Holdings Inc.	81	7,929
Paychex Inc.	190	16,161
Square Inc., Class A(a)	201	12,575
Switch Inc., Class A	32	474

		107,515

Machinery — 0.0%
Trinity Industries Inc.	57	1,263

Marine — 0.1%
Kirby Corp.(a)	33	2,954

Media — 4.6%
Altice USA Inc., Class A(a)	186	5,085
Cable One Inc.	3	4,465
Charter Communications Inc., Class A(a)	94	45,598
Comcast Corp., Class A	2,652	119,260
DISH Network Corp., Class A(a)	147	5,214
Fox Corp., Class A, NVS	208	7,711
Fox Corp., Class B(a)	96	3,494
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50	2,417
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	92	4,429
New York Times Co. (The), Class A	86	2,767
Nexstar Media Group Inc., Class A	26	3,048
Sinclair Broadcast Group Inc., Class A	33	1,100
Sirius XM Holdings Inc.	777	5,556

		210,144

Metals & Mining — 0.4%
Nucor Corp.	180	10,130
Reliance Steel & Aluminum Co.	39	4,671
Steel Dynamics Inc.	126	4,289

		19,090

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	297	5,251
Annaly Capital Management Inc.	787	7,413
Chimera Investment Corp.	90	1,850
MFA Financial Inc.	241	1,844
New Residential Investment Corp.	228	3,673
Starwood Property Trust Inc.	149	3,704
Two Harbors Investment Corp.	135	1,974

		25,709

Multi-Utilities — 3.2%
Ameren Corp.	145	11,136
CenterPoint Energy Inc.	297	8,099
CMS Energy Corp.	168	10,557
Consolidated Edison Inc.	196	17,732
Dominion Energy Inc.	486	40,251
DTE Energy Co.	108	14,026
MDU Resources Group Inc.	109	3,238
NiSource Inc.	219	6,097
Public Service Enterprise Group Inc.	299	17,656
WEC Energy Group Inc.	187	17,247

		146,039

Security	Shares	Value

Multiline Retail — 1.9%
Dollar General Corp.	153	$23,865
Dollar Tree Inc.(a)	140	13,167
Kohl’s Corp.	98	4,993
Macy’s Inc.	168	2,856
Nordstrom Inc.	59	2,415
Ollie’s Bargain Outlet Holdings Inc.(a)	29	1,894
Target Corp.	293	37,565

		86,755

Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	123	934
Antero Resources Corp.(a)	83	237
Cabot Oil & Gas Corp.	245	4,265
Centennial Resource Development Inc./DE, Class A(a)	139	642
Chesapeake Energy Corp.(a)	747	617
Cimarex Energy Co.	54	2,834
Concho Resources Inc.	118	10,333
Continental Resources Inc./OK	45	1,544
Devon Energy Corp.	239	6,207
Diamondback Energy Inc.	98	9,100
EOG Resources Inc.	342	28,646
EQT Corp.	160	1,744
Equitrans Midstream Corp.	124	1,657
HollyFrontier Corp.	92	4,665
Kinder Morgan Inc./DE	1,148	24,303
Marathon Petroleum Corp.	386	23,256
ONEOK Inc.	243	18,388
Parsley Energy Inc., Class A	158	2,988
PBF Energy Inc., Class A	72	2,259
Pioneer Natural Resources Co.	99	14,986
Range Resources Corp.	77	373
Targa Resources Corp.	134	5,471
Williams Companies Inc. (The)	719	17,055
WPX Energy Inc.(a)	226	3,105

		185,609

Pharmaceuticals — 0.2%
Horizon Therapeutics PLC(a)	108	3,910
Jazz Pharmaceuticals PLC(a)	33	4,926
Nektar Therapeutics(a)	91	1,964

		10,800

Professional Services — 0.3%
CoStar Group Inc.(a)	21	12,564

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	22	2,790

Road & Rail — 3.6%
AMERCO	5	1,879
CSX Corp.	448	32,417
JB Hunt Transport Services Inc.	49	5,722
Knight-Swift Transportation Holdings Inc.	75	2,688
Landstar System Inc.	24	2,733
Lyft Inc., Class A(a)	112	4,818
Norfolk Southern Corp.	157	30,479
Old Dominion Freight Line Inc.	38	7,212
Schneider National Inc., Class B	37	807
Union Pacific Corp.	417	75,390

		164,145

Software — 1.6%
2U Inc.(a)	36	864
Avalara Inc.(a)	25	1,831

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit Inc.	147	$38,504
Paycom Software Inc.(a)	29	7,678
Paylocity Holding Corp.(a)	19	2,296
RealPage Inc.(a)	47	2,526
RingCentral Inc., Class A(a)	42	7,084
Trade Desk Inc. (The), Class A(a)	23	5,975
Tyler Technologies Inc.(a)	22	6,600

		73,358

Specialty Retail — 7.1%
Advance Auto Parts Inc.	41	6,567
AutoNation Inc.(a)	30	1,459
AutoZone Inc.(a)	14	16,678
Best Buy Co. Inc.	136	11,941
Burlington Stores Inc.(a)	39	8,893
CarMax Inc.(a)	99	8,679
Carvana Co.(a)	24	2,209
Dick’s Sporting Goods Inc.	36	1,782
Five Below Inc.(a)	33	4,219
Floor & Decor Holdings Inc., Class A(a)	41	2,083
Home Depot Inc. (The)	649	141,729
L Brands Inc.	138	2,501
Lowe’s Companies Inc.	461	55,209
O’Reilly Automotive Inc.(a)	44	19,284
Ross Stores Inc.	212	24,681
Tractor Supply Co.	71	6,634
Ulta Salon Cosmetics & Fragrance Inc.(a)	33	8,354
Urban Outfitters Inc.(a)	34	944
Williams-Sonoma Inc.	48	3,525

		327,371

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	27	2,952

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)	4	1,214
MGIC Investment Corp.	176	2,494
New York Community Bancorp. Inc.	243	2,921
TFS Financial Corp.	27	531

		7,160

Tobacco — 1.2%
Altria Group Inc.	1,102	55,001

Security	Shares	Value

Trading Companies & Distributors — 0.7%
Fastenal Co.	339	$12,526
HD Supply Holdings Inc.(a)	102	4,102
MSC Industrial Direct Co. Inc., Class A	27	2,119
United Rentals Inc.(a)	46	7,671
Watsco Inc.	19	3,423

		29,841

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	40	1,714

Water Utilities — 0.4%
American Water Works Co. Inc.	106	13,022
Aqua America Inc.	128	6,008

		19,030

Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	307	1,600
Telephone & Data Systems Inc.	59	1,500
T-Mobile U.S. Inc.(a)	186	14,586
U.S. Cellular Corp.(a)	12	435

		18,121

Total Common Stocks — 99.7% (Cost: $4,369,535)		4,568,451

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	7,439	7,439

Total Short-Term Investments — 0.1% (Cost: $7,439)		7,439

Total Investments in Securities — 99.8% (Cost: $4,376,974)		4,575,890

Other Assets, Less Liabilities — 0.2%		7,085

Net Assets — 100.0%		$4,582,975

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,418	(14,979)	7,439	$7,439	$229	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,568,451	$—	$—	$4,568,451
Money Market Funds	7,439	—	—	7,439

	$4,575,890	$—	$—	$4,575,890

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares